GENERAL INFORMATION (Conversion of Preferred Shares and Preferred Share Warrants) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Conversion of Stock [Line Items]
Ordinary shares, par value	₪ 0.2	₪ 0.2
Preferred Shares Conversion [Member]
Conversion of Stock [Line Items]
Number of shares converted	4,338,998
Number of shares issued for conversion	4,338,998
Preferred Share Warrants Conversion [Member]
Conversion of Stock [Line Items]
Number of shares converted	948,000
Number of shares issued for conversion	948,000